UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5970

                               Cash Account Trust
                               ------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  04/30
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Account Trust - Government & Agency Securities Portfolio
Investment Portfolio as of July 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                                  Principal
                                                                                                  Amount ($)      Value ($)
                                                                                       ------------------------------------

Agencies Not Backed by the Full Faith and Credit of the US Government 35.1%
US Government Sponsored Agencies 32.9%
Federal Farm Credit Bank, 3.14%*, 8/15/2005                                              40,000,000             39,999,694
Federal Home Loan Bank:
3.2%, 2/28/2006                                                                           6,000,000              5,997,919
3.23%*, 6/2/2006                                                                         35,000,000             34,980,999
3.25%, 8/15/2005                                                                          5,000,000              5,001,745
3.25%, 7/21/2006                                                                         32,700,000             32,469,654
3.265%*, 9/12/2005                                                                       90,000,000             89,993,647
3.323%*, 8/21/2006                                                                      100,000,000             99,937,187
Federal Home Loan Mortgage Corp.:
2.73%*, 11/7/2005                                                                        20,000,000             20,000,000
2.945%**, 9/20/2005                                                                      32,000,000             31,869,111
3.51%*, 10/7/2005                                                                        40,000,000             40,000,000
3.83%, 6/20/2006                                                                         58,000,000             58,000,000
Federal National Mortgage Association:
2.84%**, 8/3/2005                                                                        16,288,000             16,285,430
2.97%**, 9/19/2005                                                                       60,000,000             59,757,450
2.99%*, 10/3/2005                                                                        40,000,000             39,995,496
3.075%**, 1/27/2006                                                                      25,000,000             24,617,760
3.15%, 2/8/2006                                                                          10,000,000              9,976,998
3.22%*, 9/7/2006                                                                         80,000,000             79,934,497
4.03%, 7/21/2006                                                                         20,000,000             20,000,000
                                                                                                            --------------
                                                                                                               708,817,587
US Government Agency Sponsored Pass-Throughs 2.2%
Federal National Mortgage Association:
3.12%**, 8/1/2005                                                                        22,765,000             22,765,000
3.26%**, 8/1/2005                                                                        25,000,000             25,000,000
                                                                                                            --------------
                                                                                                                47,765,000
Total Agencies Not Backed By the Full Faith and Credit of the
US Government (Cost $756,582,587)                                                                              756,582,587
                                                                                                            --------------
Agencies Backed by the Full Faith and Credit of the US Government 2.6% Hainan
Airlines:
Series 2001-1, 3.41%*, 12/15/2007                                                        16,398,187             16,398,187
Series 2001-2, 3.41%*, 12/15/2007                                                        19,836,024             19,836,024
Series 2001-3, 3.41%*, 12/15/2007                                                        20,231,625             20,231,625

Total Agencies Backed by the Full Faith and Credit of the                                                   --------------
US Government (Cost $56,465,836)                                                                                56,465,836

Repurchase Agreements 62.2%
Banc of America, 3.28%, dated 7/7/2005,
to be repurchased at $175,526,167 on 8/9/2005 (a)                                       175,000,000            175,000,000
Bank of America, 3.28%, dated 7/12/2005,
to be repurchased at $200,510,222 on 8/9/2005 (b)                                       200,000,000            200,000,000
Citigroup Global Markets, Inc., 3.5%, dated 7/27/2005,
to be repurchased at $100,602,778 on 9/27/2005 (c)                                      100,000,000            100,000,000
Credit Suisse First Boston Corp., 3.28%, dated 7/6/2005,
to be repurchased at $210,650,533 on 8/9/2005 (d)                                       210,000,000            210,000,000
Goldman Sachs Co., Inc., 3.28%, dated 7/12/2005,
to be repurchased at $280,714,311 on 8/9/2005 (e)                                       280,000,000            280,000,000
Greenwich Capital Markets, 3.31%, dated 7/29/2005,
to be repurchased at $90,024,825 on 8/1/205 (f)                                          90,000,000             90,000,000
JPMorgan Chase, Inc., 3.3%, dated 7/29/2005,
to be repurchased at $132,036,300 on 8/1/2005 (g)                                       132,000,000            132,000,000
Morgan Stanley, 3.31%, dated 7/29/2005, to be
repurchased at $150,041,375 on 8/1/2005 (h)                                             150,000,000            150,000,000
State Street Bank and Trust Co., 3.14%, dated 7/29/2005,
to be repurchased at $1,925,511 on 8/1/2005 (i)                                           1,952,000              1,952,000
                                                                                                            --------------
Total Repurchase Agreements (Cost $1,338,952,000)                                                            1,338,952,000


                                                                                               % of
                                                                                             Net Assets        Value ($)
                                                                                             ----------        ---------

Total Investment Portfolio  (Cost $2,152,000,423)                                              99.9          2,152,000,423
Other Assets and Liabilities, Net                                                               0.1              1,116,115
                                                                                                            --------------
Net Assets                                                                                    100.0          2,153,116,538
                                                                                                            ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:

Principal                                                                                  Maturity             Collateral
Amount ($)         Security                                                 Rate (%)           Date               Value ($)
---------------------------------------------------------------------------------------------------------------------------
                                                                                           7/1/2009-
125,972,368        Federal National Mortgage Association                    4.0-8.0        7/1/2035            128,858,231
                                                                                           2/1/2011-
48,708,724         Federal Home Loan Mortgage Corp.                         3.8-7.5        6/1/2035             49,641,770
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                         178,500,001

(b) Collateralized by:

Principal                                                                                  Maturity             Collateral
Amount ($)         Security                                                 Rate (%)           Date               Value ($)
---------------------------------------------------------------------------------------------------------------------------
                                                                                          10/1/2017-
156,349,440        Federal National Mortgage Association                    4.0-7.0       12/1/2040            159,464,550
                                                                                          12/1/2012-
43,190,242         Federal Home Loan Mortgage Corp.                         4.0-10.5       7/1/2035             44,535,451
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                         204,000,001

(c) Collateralized by:

Principal                                                                                  Maturity             Collateral
Amount ($)         Security                                                 Rate (%)           Date               Value ($)
---------------------------------------------------------------------------------------------------------------------------
2,903,474          Federal National Mortgage Association                      4.36        6/25/2035              2,639,461
103,175,900        Federal Home Loan Mortgage Corp.                           4.0         6/15/2033            100,360,540
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                         103,000,001

(d) Collateralized by $213,019,227 Federal National Mortgage Association, 3.73%, maturing on 9/1/2034 with a value of $214,200,233.

(e) Collateralized by $279,631,602 Federal Home Loan Mortgage Corp., 5.5-5.75%, with various maturities 12/15/2031-6/1/2035 with a value of $285,600,000.

(f) Collateralized by:

Principal                                                                                  Maturity             Collateral
Amount ($)         Security                                                 Rate (%)           Date               Value ($)
---------------------------------------------------------------------------------------------------------------------------
                                                                                          7/16/2018-
42,166,627         Government National Mortgage Association               2.445-2.578     5/20/2033             41,753,658
                                                                                          8/15/2021-
51,160,000         Federal Home Loan Mortgage Corp.                         4.5-5.0       6/15/2025             50,051,042
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                          91,804,700

(g) Collateralized by $130,025,877 Government National Mortgage Association,
6.0%, maturing on 11/15/2034 with a value of $134,643,282.

(h) Collateralized by:

Principal                                                                                  Maturity             Collateral
Amount ($)         Security                                                 Rate (%)           Date               Value ($)
---------------------------------------------------------------------------------------------------------------------------
                                                                                           2/1/2016-
129,457,583        Federal National Mortgage Association                   3.528-6.5       7/1/2035            131,989,160
                                                                                           7/1/2008-
20,735,971         Federal Home Loan Mortgage Corp.                         4.0-7.0        6/1/2035             21,010,936
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                         153,000,096

(i) Collateralized by:

Principal                                                                                  Maturity             Collateral
Amount ($)         Security                                                 Rate (%)           Date               Value ($)
---------------------------------------------------------------------------------------------------------------------------
                                                                                          8/1/2018-
1,410,000          Federal National Mortgage Association                    4.5-5.0       10/1/2018              1,106,495
                                                                                          11/1/2018-
1,055,000          Federal Home Loan Mortgage Corp.                         4.5-5.5       12/1/2018                886,388
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                           1,992,883


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Government & Agency Securities Portfolio,
                                    a series of Cash Account Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Government & Agency Securities Portfolio,
                                    a series of Cash Account Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005